Intangible assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Intangible assets are composed as follows
Intangible assets		R$ 158,868	R$ 86,108
Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	125,825	82,131
Software licenses
Intangible assets are composed as follows
Intangible assets		7,467	3,977
Customer relationships
Intangible assets are composed as follows
Intangible assets		1,890
Goodwill
Intangible assets are composed as follows
Intangible assets	[2]	23,686
Cost
Intangible assets are composed as follows
Intangible assets		276,667	149,382
Cost | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	241,490	143,989
Cost | Software licenses
Intangible assets are composed as follows
Intangible assets		9,510	5,393
Cost | Customer relationships
Intangible assets are composed as follows
Intangible assets		1,981
Cost | Goodwill
Intangible assets are composed as follows
Intangible assets	[2]	23,686
Accumulated amortization
Intangible assets are composed as follows
Intangible assets		(117,799)	(63,274)
Accumulated amortization | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets	[1]	(115,665)	(61,858)
Accumulated amortization | Software licenses
Intangible assets are composed as follows
Intangible assets		(2,043)	R$ (1,416)
Accumulated amortization | Customer relationships
Intangible assets are composed as follows
Intangible assets		R$ (91)

[1]	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over the useful lives, within a range from three to five years.
[2]	Goodwill provided on the acquisition of the companies R2TECH and BIVA as described in Note 10.